Post-Employment Benefits - Summary of Maturity Profile of Defined Benefit Liabilities (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of net defined benefit liability (asset) [line items]
2020	R$ 1,288
2021	1,331
2022	1,374
2023	1,417
2024	1,461
2025 to 2029	R$ 7,898
Pension plan - FIU [member]
Disclosure of net defined benefit liability (asset) [line items]
Duration	11 years 10 months 20 days
2020	R$ 837
2021	866
2022	894
2023	922
2024	952
2025 to 2029	R$ 5,190
Pension plan - FUNBEP [member]
Disclosure of net defined benefit liability (asset) [line items]
Duration	10 years 8 months 8 days
2020	R$ 425
2021	439
2022	454
2023	469
2024	483
2025 to 2029	R$ 2,582
Other post employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Duration	9 years 3 months
2020	R$ 26
2021	26
2022	26
2023	26
2024	26
2025 to 2029	R$ 126